UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	January 1, 2014 — June 30, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|14

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

After pulling back at the start of the year, equity markets resumed their steady advance through the halfway mark of 2014. In June, the S&P 500 Index posted its fifth consecutive month of gains. The bond market has also generated solid positive results across many sectors this year.

Underpinning these stable returns is growing evidence of an economy on the mend, including a strengthening jobs market, and accelerating consumer spending and business investment. Corporations are participating in this improvement, as reflected in stronger-than-expected earnings growth and heightened merger-and-acquisition activity.

One notable characteristic of this market environment is its historically low level of volatility — a relative calm that experience indicates does not last forever. As we move into the second half of the year, we also note that a range of geopolitical uncertainties could push risk levels higher. That said, Putnam offers a wide range of strategies for all market conditions, including portfolios designed for periods of higher market volatility.

As always, thank you for investing with Putnam.

Performance summary (as of 6/30/14)

Investment objective
High current income consistent with what Putnam Investment
Management, LLC believes to be prudent risk

Net asset value June 30, 2014
Class IA: $11.95	Class IB: $11.85

Total return at net asset value
			Barclays U.S.
			Aggregate
(as of 6/30/14)	Class IA shares*	Class IB shares†	Bond Index

6 months	6.15%	6.01%	3.93%

1 year	9.05	8.75	4.37

5 years	66.90	64.76	26.74
Annualized	10.79	10.50	4.85

10 years	84.56	79.84	61.87
Annualized	6.32	6.04	4.93

Life	493.87	463.61	457.73
Annualized	6.98	6.77	6.74

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Investment-grade corporate bonds	27.4%

Agency pass-through	25.4%

Agency collateralized mortgage obligations	23.2%

Commercial MBS	19.1%

Non-agency residential MBS	6.0%

High-yield corporate bonds	2.7%

Emerging-market bonds	1.3%

Equity investments	0.5%

Municipal bonds	0.4%

Cash and net other assets	17.2%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality
P–1	1.5%

Aaa	50.9%

Aa	1.4%

A	9.1%

Baa	24.8%

Ba	8.6%

B	3.3%

Caa and below	3.9%

Not rated	–3.5%

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. To be announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings and portfolio credit quality will vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six months ended June 30, 2014?

Overall, it was a favorable environment for taking credit and prepayment risk, but there were periods of volatility. As the period began, the Federal Reserve [Fed] started reducing its stimulative bond-buying program. With that process under way, lackluster economic data, coupled with concern about emerging-market [EM] currencies, caused investors to assume a more risk-averse posture. Asset flows shifted toward the relative safety of U.S. Treasuries, pushing the yield on the 10-year note down to 2.65%, its lowest level since mid-November. By February, however, with EM stress abating, market participants were encouraged by the resiliency of U.S. stocks as well as lower Treasury yields. The capital markets were also buoyed by investors largely dismissing weak economic data as a function of severe weather in the United States that affected some of its most densely populated regions.

Treasury yields declined further during the period’s second half, partly as a result of global demand for longer-maturity bonds. Concern about capital flight from Russia due to the Ukraine crisis, along with unrest in the Middle East related to developments in Iraq, prompted investors to once again seek the perceived safety of Treasuries. Demand also received a boost in June when the European Central Bank [ECB] implemented a negative deposit rate of -0.10% in the hope of stimulating bank lending to help stave off deflation and bolster eurozone economic growth.

Which holdings and strategies had the biggest influence on the fund’s relative performance?

Collectively, our corporate and mortgage-related credit strategies were the biggest contributors to performance versus the benchmark, most notably our holdings of commercial mortgage-backed securities [CMBS] and investment-grade corporate bonds. These sectors were aided by investor demand for higher-yielding securities, supportive fundamentals, and the prospect of increased global liquidity in light of the ECB’s policy announcement. Within CMBS, the fund benefited from solid security selection in BBB/Baa-rated subordinated “mezzanine” bonds, which offer relatively high yields at what we believe are acceptable levels of risk. Elsewhere, positions in non-agency residential mortgage-backed securities [RMBS], particularly pay-option adjustable-rate mortgage-backed bonds, modestly aided performance.

Our prepayment strategies, which were implemented with securities such as interest-only and inverse interest-only collateralized mortgage obligations [CMOs], provided a further boost to the fund’s relative return. Although rates fell during the period, the decline wasn’t severe enough to trigger substantial refinancing of the mortgages underlying our CMO holdings. As a result, prepayment speeds that continued to be slower than expected bolstered the securities’ values.

On the downside, our interest-rate and yield-curve positioning hampered relative performance. The fund was defensively positioned for a rising-rate environment and a steepening yield curve. We kept duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark, which likely would have helped performance had rates risen. However, U.S. rates declined and the yield curve moderately flattened.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — the latter of which give us the option to enter into a swap contract — to hedge the interest-rate risks associated with our CMO holdings.

What is your outlook for the months ahead, and how are you positioning the fund?

As 2014’s second quarter came to a close, it appeared that the U.S. economic environment was transitioning back to a positive growth pattern. In our view, U.S. gross domestic product could grow at a 3% to 3.5% rate during the second half of the year, which would likely lead to higher interest rates.

Against this backdrop, we have underweight exposure on the 2-to 5-year portion of the yield curve, since we believe this is the area of the curve that would be most affected should the Fed begin to unwind its accommodative monetary policy sooner than the markets are currently anticipating. Additionally, we will continue our efforts to minimize overall interest-rate risk in the portfolio.

As for other aspects of portfolio positioning, we plan to maintain overweights in market sectors that have benefited from increased liquidity, such as CMBS and non-agency RMBS. We also expect to continue seeking opportunities in corporate credit and CMOs.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to

2 Putnam VT Income Fund

terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Brett S. Kozlowski, CFA, and Kevin F. Murphy.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2014, to June 30, 2014. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/14		for the 6 months ended 6/30/14

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$2.96	$4.24	$2.91	$4.16

Ending value
(after expenses)	$1,061.50	$1,060.10	$1,021.92	$1,020.68

Annualized
expense ratio	0.58%	0.83%	0.58%	0.83%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/14. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (20.5%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032	$46,065	$68,600
IFB Ser. 3408, Class EK, 25.182s, 2037	472,723	691,457
IFB Ser. 2976, Class LC, 23.864s, 2035	65,183	95,836
IFB Ser. 2979, Class AS, 23.717s, 2034	36,210	46,349
IFB Ser. 3072, Class SM, 23.24s, 2035	301,021	432,102
IFB Ser. 3065, Class DC, 19.405s, 2035	467,681	669,471
IFB Ser. 2990, Class LB, 16.558s, 2034	411,218	538,720
IFB Ser. 4105, Class HS, IO, 6.448s, 2042	1,207,922	307,102
IFB Ser. 4139, Class SA, IO, 5.998s, 2042	2,106,861	512,178
IFB Ser. 4105, Class LS, IO, 5.998s, 2041	1,293,678	238,696
IFB Ser. 4143, Class DS, IO, 5.968s, 2042	2,654,745	639,660
IFB Ser. 4245, Class AS, IO, 5.848s, 2043	3,257,331	757,341
IFB Ser. 271, Class S5, IO, 5.848s, 2042	2,219,472	484,511
IFB Ser. 3852, Class NT, 5.848s, 2041	880,751	886,027
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044	3,892,804	955,206
IFB Ser. 310, Class S4, IO, 5.798s, 2043	901,324	233,867
IFB Ser. 311, Class S1, IO, 5.798s, 2043	7,482,422	1,700,843
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044	1,277,538	279,423
IFB Ser. 314, Class AS, IO, 5.738s, 2043	2,368,739	542,029
Ser. 3632, Class CI, IO, 5s, 2038	80,795	6,920
Ser. 3626, Class DI, IO, 5s, 2037	15,889	174
Ser. 4132, Class IP, IO, 4 1/2s, 2042	3,499,484	580,342
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,351,578	302,348
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,544,465	284,923
Ser. 3707, Class PI, IO, 4 1/2s, 2025	1,168,274	107,762
Ser. 4116, Class MI, IO, 4s, 2042	2,965,987	564,207
Ser. 4338, Class TI, IO, 4s, 2029	2,063,023	293,981
Ser. 4165, Class AI, IO, 3 1/2s, 2043	3,044,289	584,599
Ser. 13-303, Class C19, IO, 3 1/2s, 2043	1,516,208	352,695
Ser. 304, Class C22, IO, 3 1/2s, 2042	3,539,438	827,344
Ser. 4122, Class AI, IO, 3 1/2s, 2042	2,989,080	459,564
Ser. 4182, Class GI, IO, 3s, 2043	5,055,709	630,259
Ser. 4141, Class PI, IO, 3s, 2042	2,509,553	338,815
Ser. 4158, Class TI, IO, 3s, 2042	6,330,300	868,454
Ser. 4165, Class TI, IO, 3s, 2042	7,471,031	996,635
Ser. 4176, Class DI, IO, 3s, 2042	5,640,048	743,133
Ser. 4183, Class MI, IO, 3s, 2042	2,380,498	332,556
Ser. 13-4206, Class IP, IO, 3s, 2041	2,356,115	318,735
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028	3,429,249	383,459
Ser. 4039, Class PI, IO, 2 1/2s, 2027	7,323,734	779,066
Ser. T-56, Class A, IO, 0.524s, 2043	4,579,823	78,000
Ser. T-56, Class 1, IO, zero %, 2043	5,565,888	435
Ser. T-56, Class 2, IO, zero %, 2043	13,066,439	40,833
Ser. T-56, Class 3, IO, zero %, 2043	2,298,736	180
Ser. 3835, Class FO, PO, zero %, 2041	3,062,543	2,596,608
Ser. 3369, Class BO, PO, zero %, 2037	12,441	11,055
Ser. 3391, PO, zero %, 2037	86,282	73,382
Ser. 3300, PO, zero %, 2037	132,709	117,800
Ser. 3175, Class MO, PO, zero %, 2036	25,475	22,449
Ser. 3210, PO, zero %, 2036	58,687	53,813
FRB Ser. 3117, Class AF, zero %, 2036	9,157	7,811
FRB Ser. 3326, Class WF, zero %, 2035	9,417	7,945
FRB Ser. 3036, Class AS, zero %, 2035	3,184	3,139

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036	324,425	606,885
IFB Ser. 06-8, Class HP, 24.009s, 2036	382,245	590,817
IFB Ser. 05-45, Class DA, 23.863s, 2035	720,314	1,077,896
IFB Ser. 07-53, Class SP, 23.643s, 2037	256,777	380,644

MORTGAGE-BACKED SECURITIES (44.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-122, Class SE, 22.568s, 2035	$616,745	$888,881
IFB Ser. 05-75, Class GS, 19.794s, 2035	309,348	413,629
IFB Ser. 05-106, Class JC, 19.653s, 2035	280,737	414,216
IFB Ser. 05-83, Class QP, 16.999s, 2034	86,875	112,015
IFB Ser. 11-4, Class CS, 12.596s, 2040	491,567	582,059
IFB Ser. 13-19, Class DS, IO, 6.048s, 2041	2,256,545	409,263
Ser. 06-10, Class GC, 6s, 2034	985,276	1,014,834
IFB Ser. 13-59, Class SC, IO, 5.998s, 2043	3,111,921	677,329
IFB Ser. 13-13, Class SA, IO, 5.998s, 2043	3,142,360	810,760
IFB Ser. 12-128, Class ST, IO, 5.998s, 2042	1,312,404	293,362
Ser. 13-98, Class SA, IO, 5.798s, 2043	1,362,343	295,083
IFB Ser. 13-101, Class AS, IO, 5.798s, 2043	5,391,811	1,259,958
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043	999,084	240,658
Ser. 13-101, Class SE, IO, 5.748s, 2043	2,901,620	747,341
IFB Ser. 13-136, Class SB, IO, 5.748s, 2044	7,688,921	1,553,085
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043	2,958,333	688,996
Ser. 418, Class C24, IO, 4s, 2043	2,137,587	495,820
Ser. 12-124, Class UI, IO, 4s, 2042	6,405,723	1,312,533
Ser. 12-40, Class MI, IO, 4s, 2041	3,127,566	516,761
Ser. 12-62, Class EI, IO, 4s, 2041	3,594,728	636,090
Ser. 12-22, Class CI, IO, 4s, 2041	2,520,826	438,808
Ser. 418, Class C15, IO, 3 1/2s, 2043	4,447,859	1,004,938
Ser. 13-18, Class IN, IO, 3 1/2s, 2043	2,210,399	391,415
Ser. 13-55, Class IK, IO, 3s, 2043	2,014,046	279,952
Ser. 12-144, Class KI, IO, 3s, 2042	7,457,527	1,023,918
Ser. 13-55, Class PI, IO, 3s, 2042	3,569,165	438,044
Ser. 13-67, Class IP, IO, 3s, 2042	3,881,741	460,413
Ser. 13-30, Class IP, IO, 3s, 2041	2,346,500	213,086
Ser. 13-23, Class LI, IO, 3s, 2041	2,535,581	266,185
Ser. 14-28, Class AI, IO, 3s, 2040	4,809,491	757,495
Ser. 03-W10, Class 1, IO, 1.083s, 2043	2,771,917	78,610
Ser. 07-64, Class LO, PO, zero %, 2037	57,996	51,399
Ser. 372, Class 1, PO, zero %, 2036	73,103	70,990

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.497s, 2042	2,882,397	683,532
IFB Ser. 11-56, Class SI, IO, 6.497s, 2041	9,726,007	1,746,122
IFB Ser. 10-163, Class SI, IO, 6.478s, 2037	1,196,386	176,468
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041	148,337	34,385
IFB Ser. 13-113, Class SL, IO, 6.077s, 2042	1,552,422	266,459
IFB Ser. 13-124, Class SC, IO, 6.047s, 2041	1,879,565	312,478
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043	1,492,971	259,165
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040	1,409,825	253,416
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041	1,698,760	361,252
Ser. 13-149, Class MS, IO, 5.947s, 2039	2,662,740	452,293
IFB Ser. 14-32, Class CS, IO, 5.947s, 2044	2,103,772	475,978
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041	5,698,382	1,112,894
IFB Ser. 10-151, Class SA, IO, 5.897s, 2040	848,281	151,333
IFB Ser. 11-70, Class SM, IO, 5.738s, 2041	1,760,000	422,893
Ser. 14-25, Class QI, IO, 5s, 2044	4,452,911	1,031,918
Ser. 13-3, Class IT, IO, 5s, 2043	1,914,383	392,053
Ser. 11-116, Class IB, IO, 5s, 2040	2,332,655	175,086
Ser. 13-16, Class IB, IO, 5s, 2040	3,555,839	318,755
Ser. 10-35, Class UI, IO, 5s, 2040	2,154,483	480,841
Ser. 10-9, Class UI, IO, 5s, 2040	14,954,727	3,312,751
Ser. 09-121, Class UI, IO, 5s, 2039	4,532,377	1,036,691
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	1,832,486	424,385
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,028,027	424,439
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,934,070	419,127
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	2,389,965	342,219
Ser. 14-2, Class IL, IO, 4s, 2044	5,174,762	1,191,004

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (44.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-56, Class IB, IO, 4s, 2042	$3,764,776	$861,349
Ser. 12-41, Class IP, IO, 4s, 2041	4,636,955	892,615
Ser. 14-4, Class IK, IO, 4s, 2039	3,515,264	581,600
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	2,208,427	350,301
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	2,757,882	472,453
Ser. 12-136, Class IO, IO, 3 1/2s, 2042	2,922,694	701,330
Ser. 12-71, Class AI, IO, 3 1/2s, 2042	4,981,105	602,116
Ser. 14-46, Class JI, IO, 3 1/2s, 2041	1,970,242	302,294
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	2,078,345	310,297
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	1,997,514	338,998
Ser. 13-53, Class PI, IO, 3s, 2041	3,388,655	463,026
Ser. 13-23, Class IK, IO, 3s, 2037	1,655,822	289,918
Ser. 14-46, Class KI, IO, 3s, 2036	1,769,729	263,884
Ser. 14-44, Class IC, IO, 3s, 2028	4,143,559	488,489
Ser. 10-151, Class KO, PO, zero %, 2037	327,926	283,771
Ser. 06-36, Class OD, PO, zero %, 2036	7,751	6,858

		67,810,243
Commercial mortgage-backed securities (17.9%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	699,000	732,054
FRB Ser. 07-2, Class A2, 5.634s, 2049	74,235	74,495
FRB Ser. 05-1, Class B, 5.466s, 2042	319,000	329,766
Ser. 06-6, Class AJ, 5.421s, 2045	417,000	433,920
FRB Ser. 05-5, Class B, 5.388s, 2045	1,500,000	1,566,000
Ser. 06-6, Class A2, 5.309s, 2045	55,303	55,428
Ser. 07-1, Class XW, IO, 0.494s, 2049	3,892,228	30,110

Banc of America Commercial Mortgage Trust 144A
Ser. 07-5, Class XW, IO, 0.531s, 2051	9,567,264	90,640

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.65s, 2041	410,000	416,150
Ser. 04-4, Class XC, IO, 0.872s, 2042	2,908,156	7,695
Ser. 04-5, Class XC, IO, 0.834s, 2041	12,268,146	25,358
Ser. 02-PB2, Class XC, IO, 0.416s, 2035	945,824	477
Ser. 05-1, Class XW, IO, 0.036s, 2042	79,845,101	3,992

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR9, Class C, 5.055s, 2042	372,000	364,151
Ser. 04-PR3I, Class X1, IO, 0.743s, 2041	346,129	1,018

Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.605s, 2039	1,442,000	1,465,937
Ser. 06-PW14, Class X1, IO, 0.832s, 2038	7,871,716	121,067

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.744s, 2047	241,000	273,246
FRB Ser. 11-C2, Class E, 5.744s, 2047	391,000	414,284

Citigroup Commercial Mortgage Trust 144A FRB
Ser. 12-GC8, Class D, 5.04s, 2045	1,025,000	1,027,255

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XC, IO, 0.559s, 2049	52,801,499	369,610
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	18,207,261	145,658

COMM Mortgage Trust
Ser. 12-CR1, Class XA, IO, 2.393s, 2045	4,936,789	545,031
Ser. 12-CR3, Class XA, IO, 2.345s, 2045	8,637,754	1,038,871
Ser. 14-CR16, Class XA, IO, 1.447s, 2047	6,974,370	560,415
Ser. 06-C8, Class XS, IO, 0.706s, 2046	24,169,877	275,855

COMM Mortgage Trust 144A FRB Ser. 12-CR3,
Class E, 4.927s, 2045	745,000	737,818

Credit Suisse Commercial Mortgage Trust 144A
Ser. 07-C2, Class AX, IO, 0.226s, 2049	41,723,237	197,204

MORTGAGE-BACKED SECURITIES (44.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse First Boston Mortgage
Securities Corp.
Ser. 05-C5, Class C, 5.1s, 2038	$349,000	$360,327
Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	459,000

Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	495,624	545,187
Ser. 02-CP3, Class AX, IO, 1.471s, 2035	627,685	9,553

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	435,799	439,068

DLJ Commercial Mortgage Corp. 144A FRB
Ser. 98-CG1, Class B4, 7.396s, 2031	1,195	1,193

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	236,686	236,686

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.956s, 2033	301,850	2,190

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.902s, 2032	89,452	64,477

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.382s, 2049	56,618,757	332,465
Ser. 05-C3, Class XC, IO, 0.282s, 2045	95,458,031	146,880

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.463s, 2029	1,195,580	44,107
Ser. 05-C1, Class X1, IO, 0.765s, 2043	17,675,225	63,030

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class B, 4.894s, 2042	444,000	451,193

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.955s, 2038	386,000	387,206
Ser. 06-GG6, Class A2, 5.506s, 2038	6,308	6,310
Ser. 05-GG4, Class B, 4.841s, 2039	955,000	959,966
Ser. 13-GC10, Class XA, IO, 1.896s, 2046	8,809,222	914,573
Ser. 14-GC22, Class XA, IO, 1.096s, 2047	13,911,000	1,057,685

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030	30,008	29,972
FRB Ser. 13-GC10, Class E, 4.562s, 2046	414,000	345,193
FRB Ser. GC10, Class D, 4.562s, 2046	820,000	760,386
Ser. 06-GG6, Class XC, IO, 0.158s, 2038	37,643,671	26,012

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.713s, 2046	350,000	314,422

JPMorgan Chase Commercial Mortgage
Securities Corp. Ser. 08-C2, Class ASB, 6 1/8s, 2051	384,722	409,543

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051	434,000	460,214
FRB Ser. 07-LD12, Class A3, 6.146s, 2051	349,576	350,207
FRB Ser. 07-LD11, Class A2, 5.976s, 2049	632,225	636,966
FRB Ser. 04-CB9, Class B, 5.773s, 2041	463,416	463,416
FRB Ser. 06-LDP6, Class B, 5.687s, 2043	753,000	753,000
Ser. 06-LDP8, Class B, 5.52s, 2045	348,000	357,396
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	281,798
Ser. 13-LC11, Class AS, 3.216s, 2046	353,000	336,426
Ser. 13-C16, Class XA, IO, 1.542s, 2046	4,580,943	330,240
Ser. 06-LDP8, Class X, IO, 0.725s, 2045	23,142,643	238,531
Ser. 07-LDPX, Class X, IO, 0.488s, 2049	19,347,958	171,481

JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.522s, 2043	731,000	831,634
FRB Ser. 07-CB20, Class C, 6.379s, 2051	369,000	347,735
FRB Ser. 11-C3, Class E, 5.752s, 2046	978,000	1,053,416
FRB Ser. 11-C3, Class F, 5.752s, 2046	387,000	390,045
FRB Ser. 01-C1, Class H, 5.626s, 2035	392,054	398,445

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (44.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 12-C6, Class E, 5 3/8s, 2045	$305,000	$314,994
FRB Ser. 12-C8, Class D, 4.823s, 2045	1,190,000	1,218,174
FRB Ser. 12-C8, Class E, 4.823s, 2045	389,000	385,906
FRB Ser. 12_LC9, Class D, 4.573s, 2047	706,000	713,194
FRB Ser. 13-C10, Class E, 3 1/2s, 2047	743,000	550,043
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	498,000	357,166
Ser. 05-CB12, Class X1, IO, 0.493s, 2037	13,467,853	38,262
Ser. 06-LDP6, Class X1, IO, 0.249s, 2043	36,511,145	81,164

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	286,042	298,914
Ser. 98-C4, Class G, 5.6s, 2035	13,121	13,199
Ser. 98-C4, Class H, 5.6s, 2035	441,000	460,291

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	438,000	429,788
FRB Ser. 05-C2, Class C, 5 3/8s, 2040	725,000	728,915
Ser. 06-C7, Class A2, 5.3s, 2038	672,496	687,237
Ser. 07-C2, Class XW, IO, 0.738s, 2040	2,676,497	38,467

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	1,600,000	1,546,237
Ser. 06-C7, Class XCL, IO, 0.85s, 2038	32,896,299	448,442
Ser. 06-C7, Class XW, IO, 0.85s, 2038	17,567,518	239,480
Ser. 07-C2, Class XCL, IO, 0.738s, 2040	57,990,209	835,929
Ser. 05-C2, Class XCL, IO, 0.484s, 2040	68,143,826	134,788
Ser. 05-C7, Class XCL, IO, 0.371s, 2040	45,331,590	107,844

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051	443,000	487,433
FRB Ser. 07-C1, Class A3, 6.033s, 2050	183,622	184,495
FRB Ser. 05-LC1, Class D, 5.602s, 2044	600,000	620,250
FRB Ser. 05-CKI1, Class B, 5.457s, 2037	1,242,000	1,286,712
FRB Ser. 05-CKI1, Class C, 5.457s, 2037	864,000	873,806

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.067s, 2039	3,376,060	3,352
Ser. 05-MCP1, Class XC, IO, 0.766s, 2043	18,116,255	67,501

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.914s, 2037	86,865	2,649
Ser. 05-C3, Class X, IO, 6.525s, 2044	820,787	47,688
Ser. 06-C4, Class X, IO, 6.472s, 2045	2,171,164	164,140

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	526,000	538,466
Ser. 06-4, Class AJ, 5.239s, 2049	295,000	300,546

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049	319,000	310,961
Ser. 06-4, Class XC, IO, 0.26s, 2049	63,616,181	884,265

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 13-C10, Class D, 4.218s, 2046	247,000	224,111
FRB Ser. 13-C10, Class E, 4.218s, 2046	633,000	549,634

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049	188,443	188,631
FRB Ser. 07-HQ12, Class A2FX, 5.773s, 2049	127,221	128,086
Ser. 07-IQ14, Class A2, 5.61s, 2049	337,890	339,392

Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.356s, 2049	356,000	368,958

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	624,734	625,471

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	848,909	212,227

MORTGAGE-BACKED SECURITIES (44.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C3, Class D, 5.123s, 2049 F	$776,000	$763,159

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042	1,450,000	1,462,470
Ser. 06-C29, IO, 0.53s, 2048	28,036,681	247,003
Ser. 07-C34, IO, 0.494s, 2046	8,120,083	98,253

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.59s, 2042	364,000	366,803
Ser. 06-C26, Class XC, IO, 0.185s, 2045	11,948,366	18,162

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 12-LC5, Class E, 4.938s, 2045	442,000	395,060

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.298s, 2046	600,000	645,660
Ser. 13-C17, Class XA, IO, 1.779s, 2046	6,520,220	588,857
Ser. 13-C14, Class XA, IO, 1.059s, 2046	16,475,425	943,548

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.647s, 2044	1,133,000	1,213,103
FRB Ser. 11-C4, Class E, 5.415s, 2044	766,000	789,789
FRB Ser. 12-C7, Class D, 5.002s, 2045	971,000	1,001,334
FRB Ser. 12-C7, Class F, 4 1/2s, 2045	645,000	540,768
Ser. 14-C19, Class D, 4.234s, 2047	455,000	406,798
Ser. 13-C12, Class E, 3 1/2s, 2048	662,000	510,608
Ser. 12-C10, Class XA, IO, 1.961s, 2045	24,337,563	2,565,666
Ser. 13-C12, Class XA, IO, 1.649s, 2048	11,230,305	973,039
Ser. 13-C11, Class XA, IO, 1.644s, 2045	7,583,512	599,742

		59,238,109
Residential mortgage-backed securities (non-agency) (6.1%)
BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3,
5.246s, 2035	450,000	450,000

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M1,
0.977s, 2034	1,408,518	1,239,496

Citigroup Mortgage Loan Trust, Inc. 144a
Ser. 10-8, Class 1A2, 5 1/2s, 2036	325,000	333,125

Countrywide Alternative Loan Trust FRB
Ser. 04-J5, Class M1, 1.05s, 2034	750,000	675,450

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	77,731	8

JPMorgan Resecuritization Trust 144A Ser. 14-1,
Class 9A3, 0.442s, 2035	608,553	587,375

MortgageIT Trust FRB Ser. 05-1, Class 1M2,
0.742s, 2035	1,162,587	1,049,167

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.662s, 2045	826,741	729,599
FRB Ser. 05-AR19, Class A1C3, 0.652s, 2045	2,367,481	2,083,383
FRB Ser. 2004-AR13, Class A1B2, 0.642s, 2034	3,331,775	3,104,881
FRB Ser. 05-AR11, Class A1B2, 0.602s, 2045	628,830	559,658
FRB Ser. 05-AR13, Class A1C4, 0.582s, 2045	4,666,905	4,060,207
FRB Ser. 05-AR17, Class A1B2, 0.562s, 2045	2,280,574	2,006,905
FRB Ser. 05-AR11, Class A1B3, 0.552s, 2045	3,007,239	2,676,443
FRB Ser. 05-AR8, Class 2AC3, 0.542s, 2045	501,975	449,268

		20,004,965

Total mortgage-backed securities (cost $133,404,796)		$147,053,317

CORPORATE BONDS AND NOTES (30.9%)*	Principal amount	Value

Banking (5.0%)
Banco del Estado de Chile 144A sr. unsec.
notes 2s, 2017 (Chile)	$150,000	$151,894

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	635,000	654,851

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s,
perpetual maturity (United Kingdom)	672,600	665,874

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Banking cont.
BBVA International Preferred SAU bank
guaranty jr. unsec. sub. FRB bonds 5.919s,
perpetual maturity (Spain)	$305,000	$317,963

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 6.4s, 2017	455,000	523,587

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7 1/4s, 2018	715,000	850,904

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 7.195s, perpetual maturity (France)	100,000	116,250

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 5.186s, perpetual maturity (France)	202,000	205,788

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	200,000	220,222

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B,
5.9s, perpetual maturity	90,000	90,900

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	120,000	153,383

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	400,000	485,404

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	75,000	84,745

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA of Netherlands bank guaranty unsec.
sub. notes 4 5/8s, 2023 (Netherlands)	250,000	264,640

Credit Suisse AG 144A unsec. sub. notes 6 1/2s,
2023 (Switzerland)	200,000	226,927

Credit Suisse Group AG 144A jr. unsec. sub. FRN
notes 7 1/2s, perpetual maturity (Switzerland)	315,000	348,863

Fifth Third Bancorp jr. unsec. sub. FRB
bonds 5.1s, perpetual maturity	171,000	164,288

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	454,000	505,211

HSBC Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB bonds 10.176s, perpetual
maturity (Jersey)	130,000	194,025

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	310,000	313,958

ING Bank NV 144A unsec. sub. notes 5.8s, 2023
(Netherlands)	1,135,000	1,280,436

Intesa Sanpaolo SpA 144A company guaranty unsec.
sub. bonds 5.017s, 2024 (Italy)	200,000	202,363

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	156,000	174,330

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017	405,000	460,675

Lloyds Banking Group PLC jr. unsec. sub. FRB
bonds 7 1/2s, perpetual maturity (United Kingdom)	212,000	225,568

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
notes 6.657s, perpetual maturity (United Kingdom)	925,000	1,036,000

Merrill Lynch & Co., Inc. unsec. sub. FRN
notes 0.991s, 2026	100,000	89,610

Merrill Lynch & Co., Inc. unsec.
sub. notes 6.11s, 2037	300,000	346,091

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA 144A jr. unsec. sub. FRN notes 11s, perpetual
maturity (Netherlands)	175,000	234,971

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)	530,000	538,161

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	180,000	191,305

Santander Issuances SAU 144A bank guaranty unsec.
sub. notes 5.911s, 2016 (Spain)	800,000	841,255

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	50,000	54,002

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Banking cont.
Societe Generale SA 144A jr. unsec. sub. FRB
bonds 7 7/8s, perpetual maturity (France)	$260,000	$282,100

Standard Chartered PLC 144A jr. sub. FRB
bonds 7.014s, perpetual maturity
(United Kingdom)	600,000	683,250

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB bonds 1.231s, 2037	1,525,000	1,286,719

Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436s, 2024 (Japan)	410,000	426,441

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	1,110,000	1,499,719

		16,392,673
Basic materials (1.0%)
Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	275,000	303,188

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	184,000	196,692

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	75,000	79,402

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	51,000	62,819

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	190,000	187,231

Eastman Chemical Co. sr. unsec.
unsub. notes 6.3s, 2018	100,000	115,724

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	96,263

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	110,000	126,967

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	15,000	16,348

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016
(Canada)	271,000	298,192

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024	94,000	96,984

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	76,000	77,891

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	245,000	278,758

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	100,000	111,915

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	170,000	207,414

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	33,000	35,802

Temple-Inland, Inc. sr. unsec.
unsub. notes 6 5/8s, 2018	230,000	266,740

Union Carbide Corp. sr. unsec. unsub. bonds
7 3/4s, 2096	85,000	104,600

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	365,000	493,177

		3,156,107
Capital goods (0.8%)
B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	310,000	337,513

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	110,000	107,140

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	458,000	636,963

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	261,400

Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	90,000	105,954

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	110,000	117,861

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Capital goods cont.
Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	$210,000	$240,994

Waste Management, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2032	535,000	757,637

		2,565,462
Communication services (3.4%)
American Tower Corp. sr. unsec. notes 7s, 2017 R	505,000	587,696

CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849s, 2023	100,000	100,388

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G,
6 7/8s, 2028	450,000	459,000

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	205,000	265,579

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	701,408

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	275,000	324,500

NBCUniversal Media, LLC sr. unsec.
unsub. notes 6.4s, 2040	325,000	416,666

Orange SA sr. unsec. unsub. notes 4 1/8s,
2021 (France)	76,000	81,617

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	633,000	732,849

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	350,874

Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4 1/2s,
2043 (Canada)	95,000	92,468

SBA Tower Trust 144A company guaranty
sr. notes 5.101s, 2017	950,000	1,018,864

SBA Tower Trust 144A notes 2.933s, 2017	175,000	177,763

SES SA 144A company guaranty sr. unsec.
notes 5.3s, 2043 (France)	245,000	260,435

TCI Communications, Inc. sr. unsec.
unsub. notes 7 7/8s, 2026	555,000	776,915

Telecom Italia SpA 144A sr. unsec. notes 5.303s,
2024 (Italy)	250,000	250,938

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	605,000	686,959

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 7.045s, 2036 (Spain)	75,000	94,845

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 3.192s, 2018 (Spain)	285,000	297,846

Time Warner Cable, Inc. company guaranty
sr. notes 7.3s, 2038	113,000	152,010

Time Warner Cable, Inc. company guaranty
sr. unsec. unsub. notes 8 3/4s, 2019	50,000	64,124

Time Warner Cable, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2039	125,000	161,101

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2033	40,000	58,685

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2023	135,000	182,579

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	515,000	631,591

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.9s, 2054	53,400	1,377,016

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.05s, 2034	250,000	265,806

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	40,000	49,937

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	405,000	527,330

		11,147,789

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Consumer cyclicals (2.7%)
21st Century Fox America, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	$420,000	$536,800

21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.85s, 2039	210,000	295,035

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. debs. 7 3/4s, 2045	230,000	331,609

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	242,550

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	3,000	3,308

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	520,000	698,767

D.R. Horton, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2023	120,000	129,000

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	135,000	127,500

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	305,494

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	58,879

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	474,000	633,704

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	660,763

General Motors Co. 144A sr. unsec.
unsub. notes 6 1/4s, 2043	90,000	103,275

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3 1/4s, 2018	175,000	177,625

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 2 3/4s, 2016	250,000	253,750

GLP Capital LP/GLP Financing II, Inc. 144A
company guaranty sr. unsec. notes 4 3/8s, 2018	75,000	77,438

Grupo Televisa SAB sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	219,771

Grupo Televisa SAB sr. unsec. notes 6s,
2018 (Mexico)	172,000	195,552

Grupo Televisa SAB sr. unsec. unsub. notes
6 5/8s, 2025 (Mexico)	100,000	122,747

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023	325,000	450,207

Host Hotels & Resorts LP sr. unsec. unsub. notes
6s, 2021 R	78,000	89,869

Host Hotels & Resorts LP sr. unsec. unsub. notes
5 1/4s, 2022 R	37,000	40,790

Hyatt Hotels Corp. sr. unsec. unsub. notes
3 3/8s, 2023	175,000	170,849

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	312,813

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	125,000	135,313

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	178,000	222,647

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.65s, 2024	105,000	129,809

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	70,000	74,346

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 5/8s, 2024	315,000	313,147

Marriott International, Inc. sr. unsec.
unsub. notes 3s, 2019	160,000	165,674

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	90,000	91,346

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	170,000	173,800

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	44,000	55,327

QVC, Inc. company guaranty sr. notes 4.85s, 2024	276,000	288,612

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	$460,000	$638,776

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4.45s, 2023	275,000	281,875

		8,808,767
Consumer finance (0.1%)
International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	290,550

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	108,000	110,430

		400,980
Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec.
bonds 4s, 2024	242,000	248,242

Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	32,000	41,931

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	127,000	168,768

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	250,000	382,547

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021
(Bermuda)	470,000	509,046

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	345,000	462,768

Corrections Corp. of America company guaranty
sr. unsec. notes 4 1/8s, 2020 R	75,000	74,438

CVS Caremark Corp. sr. notes 6.036s, 2028	31,663	36,322

CVS Pass-Through Trust 144A sr. mtge.
notes 7.507s, 2032	724,803	904,887

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	133,526	142,221

Delhaize Group SA company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)	102,000	107,111

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	155,000	203,104

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	595,000	599,407

Grupo Bimbo SAB de CV 144A sr. unsec.
notes 4 7/8s, 2044 (Mexico)	200,000	195,857

Kerry Group Financial Services 144A company
guaranty sr. unsec. notes 3.2s, 2023 (Ireland)	387,000	374,699

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	211,000	267,205

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	284,149

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	345,000	446,466

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	176,496

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.95s, 2042	200,000	216,122

		5,841,786
Energy (2.4%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	197,000	210,790

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	565,000	769,206

Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029	91,000	114,210

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	275,000	350,693

BP Capital Markets PLC company guaranty
sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	185,000	204,695

Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4 1/2s, 2023	120,000	128,196

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	341,828

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	100,000	132,954

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	206,000	290,943

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Energy cont.
Lukoil International Finance BV 144A company
guaranty sr. unsec. notes 4.563s, 2023 (Russia)	$280,000	$269,953

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	150,000	196,856

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	406,147

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	221,450

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	859,840

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	526,000	597,668

Plains Exploration & Production Co. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2023	25,000	29,250

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	130,000	190,682

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	505,625

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	57,383

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	410,047

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	430,000	489,547

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	116,403

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	130,672

Weatherford International, Ltd. of Bermuda
company guaranty notes 6 1/2s, 2036 (Bermuda)	90,000	106,979

Weatherford International, Ltd. of Bermuda
company guaranty sr. unsec. notes 9 5/8s,
2019 (Bermuda)	210,000	275,582

Williams Companies, Inc. (The) sr. unsec.
notes 4.55s, 2024	100,000	100,990

Williams Partners LP sr. unsec. notes 5.4s, 2044	233,000	249,210

Williams Partners LP sr. unsec. notes 4.3s, 2024	232,000	240,618

		7,998,417
Financial (1.0%)
Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	52,000	62,101

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	574,740

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	545,000	542,321

CIT Group, Inc. sr. unsec. notes 5s, 2023	100,000	102,500

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	765,000	851,063

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	350,000	461,706

Royal Bank of Scotland PLC (The) unsec. sub. FRN
notes 9 1/2s, 2022 (United Kingdom)	515,000	605,125

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	218,000	232,988

		3,432,544
Health care (0.6%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	1,003,480

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	98,100

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	302,623

Mylan, Inc./PA company guaranty sr. unsec.
notes 2.6s, 2018	100,000	101,648

Omega Healthcare Investors, Inc. 144A sr. unsec.
notes 4.95s, 2024 R	125,000	127,670

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	105,367

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Health care cont.
UnitedHealth Group, Inc. sr. unsec. unsub. notes
4 5/8s, 2041	$165,000	$172,760

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	195,000	198,536

		2,110,184
Insurance (4.1%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	545,000	727,383

Aflac, Inc. sr. unsec. notes 6.45s, 2040	237,000	300,697

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2058	706,000	972,515

Aon PLC company guaranty sr. unsec.
unsub. notes 4 1/4s, 2042	1,065,000	1,011,528

AXA SA 144A jr. unsec. sub. FRN notes 6.463s,
perpetual maturity (France)	140,000	149,975

AXA SA 144A jr. unsec. sub. FRN notes 6.379s,
perpetual maturity (France)	400,000	434,000

Five Corners Funding Trust 144A unsec.
bonds 4.419s, 2023	850,000	896,871

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB bonds 6.15s, 2066	289,000	274,911

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. FRB bonds 8 1/8s, 2038	400,000	472,500

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	321,000	419,809

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN notes 7s, 2037	220,000	233,200

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	540,000	608,232

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	780,000	1,242,207

MetLife Capital Trust IV 144A jr. unsec. sub. notes
7 7/8s, 2037	1,500,000	1,863,750

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	94,988

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	266,566

Nationwide Mutual Insurance Co. 144A notes
8 1/4s, 2031	205,000	272,357

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	538,384

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	42,000	45,722

Progressive Corp. (The) jr. unsec. sub. FRN
notes 6.7s, 2037	840,000	934,500

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	149,000	159,989

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5.2s, 2044	226,000	229,108

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	352,871

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	239,000	318,731

Travelers Property Casualty Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	255,000	349,469

Willis Group Holdings PLC company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	410,000	460,586

		13,630,849
Investment banking/Brokerage (0.7%)
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	454,000	543,415

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. FRN notes 1.224s, 2047	2,137,000	1,704,258

		2,247,673
Real estate (1.9%)
ARC Properties Operating Partnership LP/Clark
Acquisition, LLC 144A company
guaranty sr. unsec. unsub. notes 4.6s, 2024 R	305,000	312,783

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	965,000	1,059,549

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Real estate cont.
CBL & Associates LP company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023 R	$476,000	$507,496

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	525,000	664,315

Duke Realty LP company guaranty sr. unsec.
notes 6 3/4s, 2020 R	120,000	143,006

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	211,514

Duke Realty LP sr. unsec. unsub. notes
3 7/8s, 2021 R	190,000	197,365

EPR Properties unsec. notes 5 1/4s, 2023 R	300,000	313,239

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	455,695

Mid-America Apartments LP sr. unsec. notes
4.3s, 2023 R	170,000	177,319

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	355,000	386,950

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	120,000	128,853

SL Green Realty Corp./SL Green Operating
Partnership /Reckson Operating Partnership
sr. unsec. unsub. notes 5s, 2018 R	185,000	201,430

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	281,547

WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	935,000	1,138,141

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024	265,000	275,621

		6,454,823
Technology (0.3%)
Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	326,000	300,873

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	155,000	163,525

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	281,000	295,415

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	115,000	136,994

SoftBank Corp. 144A sr. unsec. notes 4 1/2s,
2020 (Japan)	220,000	223,575

		1,120,382
Transportation (0.3%)
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	118,900	127,224

Kansas City Southern de Mexico SA de CV
sr. unsec. unsub. notes 2.35s, 2020	41,000	39,244

Kansas City Southern Railway Co. (The) company
guaranty sr. unsec. notes 4.3s, 2043	74,000	70,245

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	250,168

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	263,125	303,909

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	200,746	221,824

		1,012,614
Utilities and power (4.8%)
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	306,718

Arizona Public Services Co. sr. unsec. notes
4 1/2s, 2042	110,000	114,455

Beaver Valley Funding Corp. sr. bonds 9s, 2017	40,000	42,204

Boardwalk Pipelines LP company guaranty sr. unsec.
notes 5 7/8s, 2016	680,000	747,056

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	786,400

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	195,000	237,408

Consolidated Edison Co. of New York sr. unsec. unsub.
notes 4.2s, 2042	205,000	202,680

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	215,000	218,155

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	692,994

El Paso Natural Gas Co., LLC sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	531,920

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (30.9%)* cont.	Principal amount	Value

Utilities and power cont.
El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	$230,000	$269,855

Electricite de France 144A jr. unsec. sub. FRN
notes 5 5/8s, perpetual maturity (France)	220,000	229,834

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	415,000	551,682

Electricite de France (EDF) 144A unsec. sub. FRN
notes 5 1/4s, perpetual maturity (France)	999,000	1,018,900

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	280,000	315,244

Energy Transfer Partners LP sr. unsec. unsub. notes
6 1/2s, 2042	285,000	339,898

Energy Transfer Partners LP sr. unsec. unsub. notes
5.2s, 2022	145,000	160,607

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	341,249

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	58,000	57,763

FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45s, 2044	245,000	248,233

Iberdrola International BV company guaranty
sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	170,000	211,301

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	156,347

Kansas Gas and Electric Co. bonds 5.647s, 2021	148,052	159,120

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021	240,000	247,800

Korea Gas Corp. 144A sr. unsec. unsub. notes
6 1/4s, 2042 (South Korea)	345,000	458,441

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	607,521

MidAmerican Energy Holdings Co. sr. unsec.
bonds 6 1/2s, 2037	185,000	238,565

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	175,000	228,281

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	161,000	205,746

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	165,000	177,381

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	196,708

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	265,000	319,583

PacifiCorp sr. mtge. bonds 6 1/4s, 2037	205,000	266,675

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	450,000	484,817

PPL Capital Funding, Inc. company guaranty
sr. unsec. unsub. notes 3.4s, 2023	10,000	10,014

PPL WEM Holdings, Ltd. 144A sr. unsec. notes
5 3/8s, 2021 (United Kingdom)	945,000	1,062,969

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A,
6.974s, 2067	610,000	640,079

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	120,664

Texas-New Mexico Power Co. 144A 1st mtge.
bonds Ser. A, 9 1/2s, 2019	415,000	538,448

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
notes 6.35s, 2067 (Canada)	915,000	952,744

West Penn Power Co. 144A sr. bonds 5.95s, 2017	395,000	446,558

Wisconsin Energy Corp. jr. unsec. sub. FRN
notes 6 1/4s, 2067	815,000	841,477

		15,984,494

Total corporate bonds and notes (cost $91,773,284)		$102,305,544

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (27.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.8%)
Government National Mortgage Association
Pass-Through Certificates
5s, TBA, July 1, 2041	$3,000,000	$3,307,031
4 1/2s, TBA, July 1, 2044	7,000,000	7,645,313
4s, TBA, July 1, 2044	8,000,000	8,563,750
3 1/2s, TBA, July 1, 2044	3,000,000	3,124,922

		22,641,016
U.S. Government Agency Mortgage Obligations (20.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4 1/2s, May 1, 2044 F	1,700,000	1,845,081

Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, July 1, 2044	2,000,000	2,253,281
5 1/2s, TBA, July 1, 2044	2,000,000	2,239,375
5s, March 1, 2038	58,980	65,491
4 1/2s, with due dates from May 1, 2041
to February 1, 2044	2,445,904	2,655,764
4 1/2s, TBA, July 1, 2044	10,000,000	10,831,250
4s, with due dates from June 1, 2042 to
November 1, 2044	12,101,198	12,789,926
4s, January 1, 2044 ##	293,333	312,823
4s, April 1, 2042 ##	587,617	626,662
4s, TBA, July 1, 2044	15,000,000	15,921,093
3 1/2s, TBA, July 1, 2044	7,000,000	7,206,718
3s, TBA, July 1, 2044	10,000,000	9,879,688

		66,627,152
Total U.S. government and agency mortgage
obligations (cost $89,172,528)		$89,268,168

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020	$132,000	$132,248
3 1/2s, May 15, 2020 [i]	131,000	143,831
Total U.S. treasury obligations (cost $275,757)		$276,079

PREFERRED STOCKS (0.5%)*	Shares	Value

Citigroup, Inc. Ser. K, $1.719 pfd.	50,360	$1,366,770

HSBC USA, Inc. $0.88 pfd. (United Kingdom)	15,500	350,920

Total preferred stocks (cost $1,687,270)		$1,717,690

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34	$350,000	$498,575

IL State G.O. Bonds, 4.421s, 1/1/15	165,000	168,199

North TX, Tollway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	285,000	391,892

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40	255,000	288,385

Total municipal bonds and notes (cost $1,057,317)		$1,347,051

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.1%)*	Principal amount	Value

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016 (South Korea)	$400,000	$424,247

Total foreign government and agency bonds
and notes (cost $399,171)		$424,247

12 Putnam VT Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.8425/3 month USD-LIBOR-BBA/
Sep-24	Sep-14/2.8425	$16,241,400	$300,953

Total purchased swap options outstanding (cost $196,521)			$300,953

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.5%)*	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55	$16,000,000	$498,176

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	18,000,000	149,040

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.31	18,000,000	149,040

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.22	6,000,000	46,074

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.31	8,000,000	35,104

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	18,000,000	146,880

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.31	18,000,000	146,880

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.50	18,000,000	146,340

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/102.31	18,000,000	146,340

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.44	6,000,000	29,778

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.25	6,000,000	25,368

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.09	6,000,000	22,104

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/102.56	4,000,000	22,000

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.34	8,000,000	13,192

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.88	4,000,000	12,064

Total purchased options outstanding (cost $1,700,156)			$1,588,380

SHORT-TERM INVESTMENTS (17.9%)*	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07% L	Shares 53,971,405	$53,971,405

U.S. Treasury Bills with effective yields ranging
from 0.08% to 0.11%, August 21, 2014 # ∆§	$5,100,000	5,099,305

Total short-term investments (cost $59,070,710)		$59,070,710

Total investments (cost $378,737,510)		$403,352,139

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay
interest rates that vary inversely to changes in the market
interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2014 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $330,648,521.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

##Forward commitment, in part or in entirety (Note 1).

F Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $118,557,233 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/14	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	284	$70,495,900	Sep-15	$(28,285)

U.S. Treasury Bond 30 yr
(Short)	201	27,574,688	Sep-14	(96,632)

U.S. Treasury Bond Ultra 30
yr (Long)	42	6,297,375	Sep-14	38,311

U.S. Treasury Note 2 yr
(Long)	19	4,172,281	Sep-14	495

U.S. Treasury Note 5 yr
(Long)	86	10,273,641	Sep-14	(6,257)

U.S. Treasury Note 10 yr
(Long)	13	1,627,234	Sep-14	585

U.S. Treasury Note 10 yr
(Short)	16	2,002,750	Sep-14	(781)

Total				$(92,564)

Putnam VT Income Fund 13

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14
(premiums $1,608,566) (Unaudited)
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.6425)/3 month
USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$16,241,400	$124,084

(2.7425)/3 month
USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	16,241,400	202,043

(2.60)/3 month USD-LIBOR-BBA/
Jan-25	Jan-15/2.60	26,483,000	243,908

JPMorgan Chase Bank N.A.
(2.515)/3 month USD-LIBOR-BBA/
Aug-24	Aug-14/2.515	17,671,600	55,666

(2.60)/3 month USD-LIBOR-BBA/
Feb-25	Feb-15/2.60	13,241,500	123,543

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	970,023

Total			$1,719,267

WRITTEN OPTIONS
OUTSTANDING at 6/30/14	Expiration date/	Contract
(premiums $1,565,625) (Unaudited)	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$16,000,000	$348,848

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	16,000,000	211,536

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	18,000,000	87,120

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	18,000,000	87,120

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	18,000,000	47,880

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	18,000,000	47,880

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	6,000,000	22,860

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	8,000,000	16,056

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	6,000,000	12,144

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	8,000,000	6,856

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	18,000,000	85,140

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	18,000,000	85,140

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	18,000,000	46,440

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	18,000,000	46,440

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	18,000,000	82,980

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	18,000,000	82,980

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	18,000,000	45,720

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	18,000,000	45,720

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	6,000,000	10,908

WRITTEN OPTIONS
OUTSTANDING at 6/30/14
(premiums $1,565,625) (Unaudited)	Expiration date/	Contract
cont.	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/$101.25	$6,000,000	$8,880

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	4,000,000	8,332

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	6,000,000	6,984

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	8,000,000	4,464

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	4,000,000	4,140

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	6,000,000	3,720

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	6,000,000	2,976

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	4,000,000	2,896

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	6,000,000	2,460

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	4,000,000	1,244

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	8,000,000	1,216

Total			$1,467,080

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/14 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.
(3.60)/3 month
USD-LIBOR-BBA/
Aug-44 (Purchased)	Aug-14/3.60	$3,440,000	$(34,400)	$(31,338)

(3.20)/3 month
USD-LIBOR-BBA/
Aug-44 (Written)	Aug-14/3.20	3,440,000	33,110	16,856

JPMorgan Chase Bank N.A.
(3.6275)/3 month
USD-LIBOR-BBA/
Aug-44 (Purchased)	Aug-14/3.6275	3,440,000	(36,120)	(33,093)

(3.2275)/3 month
USD-LIBOR-BBA/
Aug-44 (Written)	Aug-14/3.2275	3,440,000	34,228	10,870

Total			$(3,182)	$(36,705)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14
(proceeds receivable $5,354,219) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
4 1/2s, July 1, 2044	$4,000,000	7/14/14	$4,332,500

Federal National Mortgage Association, 4s,
July 1, 2044	1,000,000	7/14/14	1,061,406

Total			$5,393,906

14 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$19,300,000 E	$93,889	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(18,861)

7,334,000 E	(97,270)	9/17/19	3 month USD-LIBOR-BBA	2.25%	56,458

11,395,000 E	(474,250)	9/17/24	3 month USD-LIBOR-BBA	3.25%	100,583

937,000 E	95,763	9/17/44	3 month USD-LIBOR-BBA	4.00%	(27,296)

8,835,800	(63,292)	7/2/24	2.6025%	3 month	(54,139)
				USD-LIBOR-BBA

Total	$(445,160)				$56,745

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$390,620	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(221)
				30 year Fannie Mae pools

649,400	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(94)
				30 year Fannie Mae pools

Barclays Bank PLC
923,349	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	8,605
				30 year Fannie Mae pools

621,463	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(351)
				30 year Fannie Mae pools

2,069,084	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(12,081)
				30 year Fannie Mae pools

1,829,389	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	16,670
				30 year Fannie Mae pools

1,651,939	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	15,569
				30 year Fannie Mae pools

7,298,722	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(4,121)
				30 year Fannie Mae pools

5,406,892	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(31,570)
				30 year Fannie Mae pools

3,414,188	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	32,178
				30 year Fannie Mae pools

198,004	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	2,196
				30 year Fannie Mae pools

450,242	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,243
				30 year Fannie Mae pools

1,968,366	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(284)
				30 year Fannie Mae pools

532,926	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(570)
				30 year Fannie Mae pools

4,629,308	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(27,030)
				30 year Fannie Mae pools

5,437,577	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	51,248
				30 year Fannie Mae pools

1,647,329	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	18,268
				30 year Fannie Mae pools

88,600	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(58)
				30 year Fannie Mae pools

289,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,733
				30 year Fannie Mae pools

219,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,793
				30 year Ginnie Mae II pools

3,151,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	29,704
				30 year Fannie Mae pools

1,953,914	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,409)
				30 year Fannie Mae pools

Putnam VT Income Fund 15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$278,218	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$2,535
				30 year Fannie Mae pools

1,677,170	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	15,630
				30 year Fannie Mae pools

7,460,516	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	70,313
				30 year Fannie Mae pools

1,103,094	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	10,396
				30 year Fannie Mae pools

190,619	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,737
				30 year Fannie Mae pools

617,816	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,630
				30 year Fannie Mae pools

447,863	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,081
				30 year Fannie Mae pools

4,629,771	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(27,033)
				30 year Fannie Mae pools

1,699,837	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(9,745)
				30 year Fannie Mae pools

707,444	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,527)
				30 year Fannie Mae pools

353,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(2,763)
				30 year Fannie Mae pools

353,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(2,763)
				30 year Fannie Mae pools

548,986	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(79)
				30 year Fannie Mae pools

709,886	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,547)
				30 year Fannie Mae pools

1,843,619	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(14,405)
				30 year Fannie Mae pools

709,886	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(5,547)
				30 year Fannie Mae pools

637,543	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,009
				30 year Ginnie Mae II pools

1,470,087	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(8,584)
				30 year Fannie Mae pools

901,550	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(586)
				30 year Fannie Mae pools

1,417,330	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(11,074)
				30 year Fannie Mae pools

268,795	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(956)
				30 year Fannie Mae pools

419,390	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,449)
				30 year Fannie Mae pools

1,171,978	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,843)
				30 year Fannie Mae pools

Citibank, N.A.
1,735,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	16,354
				30 year Fannie Mae pools

3,037,335	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	28,626
				30 year Fannie Mae pools

1,637,492	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	236
				30 year Fannie Mae pools

1,600,043	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	231
				30 year Fannie Mae pools

16 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$1,146,787	$—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$(1,038)
				30 year Fannie Mae pools

2,126,806	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	307
				30 year Fannie Mae pools

1,004,142	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	145
				30 year Fannie Mae pools

101,237	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	15
				30 year Fannie Mae pools

1,377,291	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(4,899)
				30 year Fannie Mae pools

7,275,236	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,695
				30 year Ginnie Mae II pools

1,149,071	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(649)
				30 year Fannie Mae pools

966,693	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(140)
				30 year Fannie Mae pools

Goldman Sachs International
1,125,780	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(732)
				30 year Fannie Mae pools

868,499	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(565)
				30 year Fannie Mae pools

3,102,903	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(3,318)
				30 year Fannie Mae pools

1,090,877	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(709)
				30 year Fannie Mae pools

1,541,750	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(871)
				30 year Fannie Mae pools

1,541,750	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(871)
				30 year Fannie Mae pools

1,486,871	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(215)
				30 year Fannie Mae pools

1,611,458	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(9,409)
				30 year Fannie Mae pools

605,385	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,535)
				30 year Fannie Mae pools

31,450	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(18)
				30 year Fannie Mae pools

38,273	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(6)
				30 year Fannie Mae pools

620,629	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,320)
				30 year Fannie Mae pools

143,892	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(154)
				30 year Fannie Mae pools

1,308,030	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(1,399)
				30 year Fannie Mae pools

868,869	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,073)
				30 year Fannie Mae pools

2,207,584	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(12,890)
				30 year Fannie Mae pools

1,042,643	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,088)
				30 year Fannie Mae pools

81,841	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(478)
				30 year Fannie Mae pools

218,305	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,275)
				30 year Fannie Mae pools

581,128	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(378)
				30 year Fannie Mae pools

Putnam VT Income Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$1,233,822	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	$(802)
				30 year Fannie Mae pools

1,292,824	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(731)
				30 year Fannie Mae pools

2,161,439	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(2,311)
				30 year Fannie Mae pools

1,885,936	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(1,066)
				30 year Fannie Mae pools

623,062	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(90)
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
1,154,763	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(162)
				30 year Fannie Mae pools

Total	$—				$100,265

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$12,483	$219,000	5/11/63	300 bp	$16,622

CMBX NA BBB– Index	BBB–/P	13,088	212,000	5/11/63	300 bp	17,094

CMBX NA BBB– Index	BBB–/P	6,388	106,000	5/11/63	300 bp	8,391

CMBX NA BBB– Index	BBB–/P	3,281	48,000	5/11/63	300 bp	4,188

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	21,618	195,000	5/11/63	300 bp	25,303

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	14,240	347,000	5/11/63	300 bp	20,798

CMBX NA BBB– Index	BBB–/P	23,758	310,000	5/11/63	300 bp	29,617

CMBX NA BBB– Index	BBB–/P	24,292	215,000	5/11/63	300 bp	28,356

CMBX NA BBB– Index	BBB–/P	15,589	214,000	5/11/63	300 bp	19,633

CMBX NA BBB– Index	BBB–/P	2,403	207,000	5/11/63	300 bp	6,316

CMBX NA BBB– Index	BBB–/P	2,888	188,000	5/11/63	300 bp	6,442

CMBX NA BBB– Index	BBB–/P	5,416	178,000	5/11/63	300 bp	8,780

CMBX NA BBB– Index	BBB–/P	3,136	178,000	5/11/63	300 bp	6,500

CMBX NA BBB– Index	BBB–/P	13,627	176,000	5/11/63	300 bp	16,954

CMBX NA BBB– Index	BBB–/P	11,512	175,000	5/11/63	300 bp	14,820

CMBX NA BBB– Index	BBB–/P	13,884	174,000	5/11/63	300 bp	17,172

CMBX NA BBB– Index	BBB–/P	13,770	173,000	5/11/63	300 bp	17,040

CMBX NA BBB– Index	BBB–/P	10,475	108,000	5/11/63	300 bp	12,517

CMBX NA BBB– Index	BBB–/P	1,956	16,000	5/11/63	300 bp	2,258

CMBX NA BB Index	—	(576)	75,000	5/11/63	(500 bp)	(2,431)

CMBX NA BB Index	—	(718)	75,000	5/11/63	(500 bp)	(2,573)

CMBX NA BB Index	—	(684)	75,000	5/11/63	(500 bp)	(2,539)

CMBX NA BB Index	—	1,660	83,000	5/11/63	(500 bp)	(393)

CMBX NA BB Index	—	1,623	157,000	5/11/63	(500 bp)	(2,260)

CMBX NA BB Index	—	4,357	165,000	5/11/63	(500 bp)	276

CMBX NA BB Index	—	2,567	166,000	5/11/63	(500 bp)	(1,538)

CMBX NA BB Index	—	(2,917)	167,000	5/11/63	(500 bp)	(7,047)

CMBX NA BB Index	—	(1,181)	226,000	5/11/63	(500 bp)	(6,770)

CMBX NA BB Index	—	(3,220)	166,000	5/11/63	(500 bp)	(7,325)

CMBX NA BBB– Index	BBB–/P	(7,086)	366,000	5/11/63	300 bp	(168)

CMBX NA BBB– Index	BBB–/P	4,569	192,000	5/11/63	300 bp	8,197

CMBX NA BBB– Index	BBB–/P	(3,324)	184,000	5/11/63	300 bp	154

18 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$126	$182,000	5/11/63	300 bp	$3,566

CMBX NA BBB– Index	BBB–/P	630	182,000	5/11/63	300 bp	4,070

CMBX NA BBB– Index	BBB–/P	7,647	177,000	5/11/63	300 bp	10,992

CMBX NA BBB– Index	BBB–/P	6,748	141,000	5/11/63	300 bp	9,413

CMBX NA BBB– Index	—	(8,636)	184,000	1/17/47	(300 bp)	(8,893)

CMBX NA BBB– Index	—	(10,565)	187,000	1/17/47	(300 bp)	(10,826)

Goldman Sachs International
CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	(2,575)

CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	(176)

CMBX NA BBB– Index	BBB–/P	(3,064)	184,000	5/11/63	300 bp	409

Total		$202,917				$260,364

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$102,305,544	$—

Foreign government and agency bonds and notes	—	424,247	—

Mortgage-backed securities	—	147,053,317	—

Municipal bonds and notes	—	1,347,051	—

Preferred stocks	1,717,690	—	—

Purchased options outstanding	—	1,588,380	—

Purchased swap options outstanding	—	300,953	—

U.S. Government and agency mortgage obligations	—	89,268,168	—

U.S. Treasury obligations	—	276,079	—

Short-term investments	53,971,405	5,099,305	—

Totals by level	$55,689,095	$347,663,044	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(92,564)	$—	$—

Written options outstanding	—	(1,467,080)	—

Written swap options outstanding	—	(1,719,267)	—

Forward premium swap option contracts	—	(36,705)	—

TBA sale commitments	—	(5,393,906)	—

Interest rate swap contracts	—	501,905	—

Total return swap contracts	—	100,265	—

Credit default contracts	—	57,447	—

Totals by level	$(92,564)	$(7,957,341)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 19

Statement of assets and liabilities
6/30/14 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $324,766,105)	$349,380,734

Affiliated issuers (identified cost $53,971,405) (Notes 1 and 5)	53,971,405

Cash	50,963

Dividends, interest and other receivables	2,993,836

Receivable for shares of the fund sold	66,782

Receivable for investments sold	4,035,816

Receivable for sales of delayed delivery securities (Note 1)	5,362,163

Receivable for variation margin (Note 1)	51,539

Unrealized appreciation on forward premium swap option contracts (Note 1)	27,726

Unrealized appreciation on OTC swap contracts (Note 1)	669,025

Premium paid on OTC swap contracts (Note 1)	42,691

Total assets	416,652,680

Liabilities

Payable for investments purchased	2,306,603

Payable for purchases of delayed delivery securities (Note 1)	73,299,893

Payable for shares of the fund repurchased	502,837

Payable for compensation of Manager (Note 2)	106,065

Payable for custodian fees (Note 2)	14,122

Payable for investor servicing fees (Note 2)	55,055

Payable for Trustee compensation and expenses (Note 2)	188,100

Payable for administrative services (Note 2)	540

Payable for distribution fees (Note 2)	27,238

Payable for variation margin (Note 1)	57,135

Unrealized depreciation on OTC swap contracts (Note 1)	308,396

Premium received on OTC swap contracts (Note 1)	245,608

Unrealized depreciation on forward premium swap option contracts (Note 1)	64,431

Written options outstanding, at value (premiums $3,174,191) (Notes 1 and 3)	3,186,347

TBA sale commitments, at value (proceeds receivable $5,354,219) (Note 1)	5,393,906

Collateral on certain derivative contracts, at value (Note 1)	143,831

Other accrued expenses	104,052

Total liabilities	86,004,159

Net assets	$330,648,521

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$362,716,013

Undistributed net investment income (Note 1)	6,518,591

Accumulated net realized loss on investments (Note 1)	(63,416,189)

Net unrealized appreciation of investments and assets and liabilities	24,830,106

Total — Representing net assets applicable to capital shares outstanding	$330,648,521

Computation of net asset value Class IA

Net assets	$198,257,095

Number of shares outstanding	16,586,963

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.95

Computation of net asset value Class IB

Net assets	$132,391,426

Number of shares outstanding	11,168,253

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.85

The accompanying notes are an integral part of these financial statements.

20 Putnam VT Income Fund

Statement of operations
Six months ended 6/30/14 (Unaudited)

Investment income

Interest (including interest income of $14,981 from investments in affiliated issuers) (Note 5)	$8,571,091

Dividends	49,891

Total investment income	8,620,982

Expenses

Compensation of Manager (Note 2)	643,099

Investor servicing fees (Note 2)	165,512

Custodian fees (Note 2)	27,673

Trustee compensation and expenses (Note 2)	10,449

Distribution fees (Note 2)	161,579

Administrative services (Note 2)	3,403

Other	107,094

Total expenses	1,118,809

Expense reduction (Note 2)	—

Net expenses	1,118,809

Net investment income	7,502,173

Net realized gain on investments (Notes 1 and 3)	5,208,825

Net increase from payments by affiliates (Note 2)	1,282

Net realized loss on swap contracts (Note 1)	(468,166)

Net realized gain on futures contracts (Note 1)	149,760

Net realized gain on written options (Notes 1 and 3)	1,286,683

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	6,007,870

Net gain on investments	12,186,254

Net increase in net assets resulting from operations	$19,688,427

Statement of changes in net assets

	Six months ended	Year ended
	6/30/14*	12/31/13

Increase (decrease) in net assets

Operations:

Net investment income	$7,502,173	$16,736,536

Net realized gain on investments	6,178,384	5,009,567

Net unrealized appreciation (depreciation) of investments	6,007,870	(14,905,366)

Net increase in net assets resulting from operations	19,688,427	6,840,737

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(12,539,895)	(9,125,301)

Class IB	(8,023,749)	(5,281,075)

Increase (decrease) from capital share transactions (Note 4)	1,228,403	(42,099,746)

Total increase (decrease) in net assets	353,186	(49,665,385)

Net assets:

Beginning of period	330,295,335	379,960,720

End of period (including undistributed net investment income of $6,518,591 and $19,580,062, respectively)	$330,648,521	$330,295,335

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 21

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/14†	$12.01	.28	.44	.72	(.78)	(.78)	—	$11.95	6.15*	$198,257	.29 *	2.32*	105*

12/31/13	12.24	.58	(.32)	.26	(.49)	(.49)	—	12.01	2.13	202,468.59		4.82	254

12/31/12	11.64	.48	.76	1.24	(.64)	(.64)	—	12.24	11.07	234,369.60		4.02	203

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	—[f,g]	11.64	5.16	238,826.58		4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59[h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[i,j]	7.52[i]	278

Class IB

6/30/14†	$11.90	.26	.44	.70	(.75)	(.75)	—	$11.85	6.01*	$132,391	.41*	2.19 *	105*

12/31/13	12.13	.54	(.31)	.23	(.46)	(.46)	—	11.90	1.87	127,828.84		4.57	254

12/31/12	11.54	.44	.75	1.19	(.60)	(.60)	—	12.13	10.74	145,591.85		3.77	203

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	11.54	5.00	154,091.83		4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[i,j]	7.27[i]	278

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover excludes TBA purchase and sale transactions.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.21% of average net assets for the period ended December 31, 2009.

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Notes to financial statements 6/30/14 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2014 through June 30, 2014.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option

Putnam VT Income Fund 23

contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a

24 Putnam VT Income Fund

seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts, and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,363,398 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,254,000 and may include amounts related to unsettled agreements.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount, have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement. TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million ($315 million prior to June 27, 2014) unsecured committed line of credit and a $235.5 million ($185 million prior to June 27, 2014) unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% (0.02% prior to June 27, 2014) of the committed line of credit and 0.04% ($50,000 prior to June 27, 2014) of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2013, the fund had a capital loss carryover of $63,530,762 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$44,214,935	$3,609,925	$47,824,860	*

15,705,902	N/A	15,705,902	12/31/16

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $386,161,817, resulting in gross unrealized appreciation and depreciation of $19,617,571 and $2,427,249, respectively, or net unrealized appreciation of $17,190,322.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are

Putnam VT Income Fund 25

determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rates provided in the table above.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $1,282 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$100,346
Class IB	65,166

Total	$165,512

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $199, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$161,579

26 Putnam VT Income Fund

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA commitments aggregated $293,895,070 and $297,551,083, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amount	premiums

Written options outstanding at the
beginning of the reporting period	$64,853,400	$178,347	$—	—

Options opened	168,370,400	1,689,021	675,000,000	2,815,156

Options exercised	—	—	—	—

Options expired	—	—	(72,000,000)	(197,031)

Options closed	(131,060,900)	(258,802)	(259,000,000)	(1,052,500)

Written options outstanding at the
end of the reporting period	$102,162,900	$1,608,566	$344,000,000	$1,565,625

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/14		Year ended 12/31/13		Six months ended 6/30/14		Year ended 12/31/13

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	191,033	$2,291,249	340,692	$4,088,756	1,312,238	$15,601,170	1,031,068	$12,222,881

Shares issued in connection with
reinvestment of distributions	1,079,165	12,539,895	761,076	9,125,301	695,299	8,023,749	443,788	5,281,075

	1,270,198	14,831,144	1,101,768	13,214,057	2,007,537	23,624,919	1,474,856	17,503,956

Shares repurchased	(1,545,079)	(18,565,584)	(3,385,124)	(40,403,016)	(1,582,137)	(18,662,076)	(2,731,889)	(32,414,743)

Net increase (decrease)	(274,881)	$(3,734,440)	(2,283,356)	$(27,188,959)	425,400	$4,962,843	(1,257,033)	$(14,910,787)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Short Term Investment Fund *	$40,174,152	$78,868,387	$65,071,134	$14,981	$53,971,405

Total	$40,174,152	$78,868,387	$65,071,134	$14,981	$53,971,405

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$101,100,000

Purchased swap option contracts (contract amount)	$14,500,000

Written TBA commitment option contracts (contract amount) (Note 3)	$202,300,000

Written swap option contracts (contract amount) (Note 3)	$72,400,000

Futures contracts (number of contracts)	600

Centrally cleared interest rate swap contracts (notional)	$92,400,000

OTC total return swap contracts (notional)	$132,700,000

OTC credit default contracts (notional)	$5,800,000

Centrally cleared credit default contracts (notional)	$200,000

Putnam VT Income Fund 27

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$95,384	Payables	$37,937

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	3,047,311*	Unrealized depreciation	3,871,424*

Total		$3,142,695		$3,909,361

*Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported with the Statement of assets and liabilities.

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$149,760	$37,669	$187,429

Interest rate contracts	(794,606)	—	(505,835)	$(1,300,441)

Total	$(794,606)	$149,760	$(468,166)	$(1,113,012)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$81,876	$81,876

Interest rate contracts	(67,556)	1,255,976	(1,141,997)	$46,423

Total	$(67,556)	$1,255,976	$(1,060,121)	$128,299

28 Putnam VT Income Fund

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Putnam VT Income Fund 29

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, see Note 1, if any. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

			Barclays Capital Inc.					Merrill Lynch, Pierce,
	Bank of America N.A.	Barclays Bank PLC	(clearing broker	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Fenner & Smith, Inc.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$51,453	$—	$—	$—	$—	$—	$51,453

OTC Total return swap contracts*#	—	299,538	—	45,447	8,162	—	—	—	353,147

OTC Credit default contracts*#	11,055	3,685	—	—	77,171	3,473	—	—	95,384

Futures contracts§	—	—	—	—	—	—	—	86	86

Forward premium swap option contracts #	—	—	—	16,856	—	—	10,870	—	27,726

Purchased swap options** #	300,953	—	—	—	—	—	—	—	300,953

Purchased options** #	—	—	—	—	—	—	1,588,380	—	1,588,380

Total Assets	$312,008	$303,223	$51,453	$62,303	$85,333	$3,473	$1,599,250	$86	$2,417,129

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	23,837	—	—	—	—	—	23,837

OTC Total return swap contracts*#	315	191,375	—	—	6,726	54,304	162	—	252,882

OTC Credit default contracts*#	—	—	—	—	34,029	3,908	—	—	37,937

Futures contracts§	—	—	—	—	—	—	—	33,298	33,298

Forward premium swap option contracts #	—	—	—	31,338	—	—	33,093	—	64,431

Written swap options #	570,035	—	—	—	—	—	1,149,232	—	1,719,267

Written options #	—	—	—	—	—	—	1,467,080	—	1,467,080

Total Liabilities	$570,350	$191,375	$23,837	$31,338	$40,755	$58,212	$2,649,567	$33,298	$3,598,732

Total Financial and Derivative Net Assets	$(258,342)	$111,848	$27,616	$30,965	$44,578	$(54,739)	$(1,050,317)	$(33,212)	$(1,181,603)

Total collateral received (pledged)† ##	$(164,000)	$111,848	$—	$—	$—	$—	$(1,050,317)	$—

Net amount	$(94,342)	$—	$27,616	$30,965	$44,578	$(54,739)	$—	$(33,212)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement. (Note 1)

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

30 Putnam VT Income Fund	Putnam VT Income Fund 31

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	545,333,593	24,865,496

Ravi Akhoury	545,906,178	24,292,911

Barbara M. Baumann	549,255,821	20,943,268

Jameson A. Baxter	548,878,213	21,320,877

Charles B. Curtis	548,266,326	21,932,764

Robert J. Darretta	548,954,413	21,244,676

Katinka Domotorffy	547,720,210	22,478,879

John A. Hill	548,926,132	21,272,957

Paul L. Joskow	548,318,739	21,880,351

Kenneth R. Leibler	549,128,017	21,071,073

Robert E. Patterson	548,989,554	21,209,535

George Putnam, III	548,805,405	21,393,685

Robert L. Reynolds	549,170,754	21,028,335

W. Thomas Stephens	548,523,544	21,675,546

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

24,485,293	803,142	1,980,000	—

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes for	Votes against	Abstentions	Broker non-votes

507,595,281	19,452,349	43,151,459	—

All tabulations are rounded to the nearest whole number.

32 Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2014, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2014, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2014 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2014. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements under the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. Shareholders also voted overwhelmingly to approve these fee arrangements again in early 2014, when they were asked to approve new management contracts (with the same fees and substantially identical other provisions) following the possible termination of the previous management contracts as a result of the death of the Honorable Paul G. Desmarais. (Mr. Desmarais, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada, which (directly and indirectly) is the majority owner of Putnam Management. Mr. Desmarais’ voting control of shares of Power Corporation of Canada was transferred to The Desmarais Family Residuary Trust upon his death and this transfer, as a technical matter, may have constituted an “assignment” within the meaning of the 1940 Act, causing the Putnam funds’ management contracts to terminate automatically.)

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under

Putnam VT Income Fund 33

management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2013 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2013 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2013 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the second-best performing mutual fund complex for both 2013 and the five-year period ended December 31, 2013. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2013 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered available, the Trustees evaluated performance based on comparisons of their

34 Putnam VT Income Fund

returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Corporate Debt Funds A Rated) for the one-year, three-year and five-year periods ended December 31, 2013 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	1st

For each of the one-year, three-year and five-year periods ended December 31, 2013, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2013, there were 26, 25 and 25 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

Putnam VT Income Fund 35

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36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Kenneth R. Leibler
Putnam Retail Management	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 37

This report has been prepared for the shareholders		H512
of Putnam VT Income Fund.	289196	8/14

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 27, 2014